Segment information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information

38	Segment information
Management defined the Company’s operating segments based on the reports used for strategic decision making, reviewed by the chief operating decision-maker.
The chief operating decision-maker evaluates the businesses based on its consolidated operating results, dividing it geographically and in terms of markets for specific products. From a geographic perspective, Management considers the performance of the operations in Brazil, North America, Europe, Latin America and Asia Pacific.
38.1 Commercial aviation business
The Commercial Aviation business mainly involves the development, production and sale of commercial jets and aircraft leases.

•	ERJ 145 family, comprising the ERJ 135, ERJ 140 and ERJ 145 jets, certified to operate with 37, 44 and 50 seats, respectively.

•
EMBRAER 170/190 family, comprising the EMBRAER 170, a
70-seat
jet, EMBRAER 175, a
76-seat
jet, EMBRAER 190, a
100-seat
jet and the EMBRAER 195, a
108-seat
jet. The EMBRAER 170 model has been operating commercially since 2004, the EMBRAER 175 and EMBRAER 190 models started commercial operations in 2006, and the EMBRAER 195 model in 2007.

•
E-Jets
E2, the second generation of the
E-Jets
family of commercial aircraft, consists of three new aircraft -
E175-E2
with capacity of up to 88 seats,
E190-E2
with up to 106 seats and
E195-E2,
with up to 132 seats in a typical single-class configuration. The
E190-E2
started commercial operations in the first half of 2018. First production
E195-E2
was delivered in September 2019 and the
E175-E2
will entry into service between 2027 and 2028.

38.2 Defense and security business
The defense and security business operations mainly involve research, development, production, modification and support for military defense and security aircraft, as well as a wide range of products and integrated solutions that include radars, special space systems (satellites), cyber security solutions and advanced information and communications systems, such as Command, Control, Communications, Computer, Intelligence, Surveillance and Reconnaissance, or C4ISR systems.
The expansion and diversification of the portfolio, previously focused on military aircraft, was facilitated by a strategy of partnerships, acquisitions and organic growth.
The Company’s principal customer is currently the Brazilian Defense Ministry and, in particular, the Brazilian Air Force, although the diversification of the portfolio has resulted in a corresponding diversification of customers: the Brazilian Army and Navy and the Communications Ministry, as well as a growing international presence of our products and solutions.
The main products of the Defense and Security portfolio are as follows

•
Light Attack and Advanced Training Aircraft (Super Tucano) - the Super Tucano is a military turboprop that combines training and operational capacities with low acquisition and operating costs. The Super Tucano has the operational capacities for frontier surveillance, proximity aerial support and counter insurgence missions (COIN).

•
Aircraft Modernization - The Company offers aircraft upgrade services and currently operates four contracted programs. The first, known as
F-5BR,
is focused on the structural and electronic upgrading of the Brazilian Air Force’s F-5 jet. The second, A-1M, concerns upgrading of the AMX, an advanced ground attack jet, for the Brazilian Air Force. The third program, contracted by the Brazilian Navy, is for the revitalization and incorporation of new technologies to the A-4 Skyhawk aircraft (denominated AF-1 by the customer). In the fourth program, with the Brazilian Air Force, the Company was contracted to upgrade the EMB 145 AEW&C aircraft.

•
The ISR family (Intelligence, Surveillance and Reconnaissance) - Originally developed to serve the SIVAM program, based on the ERJ 145 platform, versions have been ordered by the Greek, Mexican and Indian governments. A new solution is currently being studied based on the Praetor 600 platform for missions AEW&C – Anticipated Aerial Alert and Control.

•
C-390 Millennium is a joint project between the Brazilian Air Force and Embraer to develop and produce tactical military transportation and aerial refueling and represents a significant advance in terms of technology and innovation for the airspace industry. The aircraft is designed to establish new standards in its category, with lower operating costs and the flexibility to execute a variety of missions, including troop carriage and transportation, air delivery, aerial refueling, search and rescue and aerial firefighting and combat.

•
Transportation of Authorities and Special Missions - Derived from the commercial and executive aircraft platforms, these are aircraft used to transport government authorities or to carry out special missions.

•
Radars - solutions offered through Bradar, a technology-based industry specialized in developing and producing radars for Remote Sensing and Defense, include radar for anti-aircraft artillery, surveillance of terrestrial activity, military and civil air traffic control, a communications intelligence system and synthetic aperture radar for cartography and precision monitoring services.

•
Software and Systems Development - combining the expertise of Atech - Negócios em Tecnologia S.A. and investments by Embraer in system development and integration, provides specialized engineering services for the development, installation, revitalization and maintenance of critical control, defense and monitoring systems, as well as the machinery and equipment required for the services.

•
Frontier monitoring and protection of strategic structures - Based on its experience in systems integration, Embraer is dedicated to developing, designing, certifying, producing, integrating and implementing systems and services in the field of frontier monitoring and control and protection of critical infra-structures.

•
Satellites - Visiona Tecnologia Espacial, a joint venture between Embraer and Telebrás, was hired by Telebrás to provide and integrate the Brazilian Geostationary Defense and Communications Satellite system (SGDC). Currently the Nano Satellite (VCUB) is being developed which will apply the software developed by Visiona for the satellites of the Brazilian Space Program and perform missions of observation of earth and data collect. Visiona also act as service provider of remote sensing through satellite images or airborne radars.

38.3 Executive Jet business
Executive Jets market operations comprise the development, production and sale of executive jets, and leases of the following product lines:

•	Legacy 600 and Legacy 650 - executive jets in the super midsize and large categories, deliveries of which started in 2002 and 2010, respectively.

•	Legacy 450 and Legacy 500- executive jets in the Midlight and Midsize categories, deliveries of which started in 2014 and 2015, respectively.

•	Phenom family - executive jets in the Entry Jet and Light Jet categories, respectively. The first deliveries of the Phenom 100 were made in 2008, and deliveries of the Phenom 300 started in 2009.
•	Lineage 1000 - an ultra-large executive jet. Deliveries of this model started in 2009.

•	Praetor 500 and Praetor 600 - most disruptive executive jets in the Midsize and Super Midsize categories, introduced in Q4 2018 with deliveries starting in 2nd half 2019.
38.4 Service & Support
Segment created to strengthen Embraer’s know-how and provide the best after-service solutions and support to its customers through a comprehensive portfolio of innovative and competitive solutions to ensure operational efficiency of products manufactured by Embraer and by other aircraft manufacturers, extending the useful life of commercial, executive and defense aircraft.
In addition to its experience in proposing support solutions to customers, OGMA (Embraer’s subsidiary in Portugal) offers MRO (Maintenance, Repair and Overhaul) services for a wide range of commercial, executive and defense aircraft, aircraft components and engines and it is a significant supplier of steel and composite aviation structures to several aircraft manufacturers.
The Services and Support segment consist of 6 macro processes:

•
Capture customer needs and develop integrated support and services solutions: To develop integrated and competitive support solutions, technical services, materials, or MRO activities that meet the needs and expectations of Embraer customers.

•
Sell and administrate support and services solution: To sell integrated and competitive technical support, service solutions, materials, or MRO activities, and administer support and service contracts.

•
Deliver Material Solutions: To provide parts to customers, by direct sale or availability through special programs, manage component repair, provide inventory management services and advice on inventory formation.

•
Deliver Technical Solutions: To provide technical, operational and maintenance support to customers fleets with services such as providing training for pilots and commissioners, aircraft modification and enhancement projects, review of technical, operational and maintenance publications, and sustaining digital solutions.

•	Deliver MRO Solutions: To provide maintenance services for aircraft, engines and landing gear (scheduled and unscheduled), aircraft modernization and component repair.

•	Monitor and ensure operational excellence and customer relationship excellence:
To guarantee the operational excellence of Materials, Technique and MRO Solutions, through maintaining accountability of the operational leadership and the support areas, consistent monitoring of operational KPIs, reviewing customer satisfaction through MFA practices, maintaining customer relationships with CRM and operational areas that directly interface with the customers.
38.5 Other
Operations reported as others relate to the supply of structural parts and mechanical and hydraulic systems, and production of agricultural crop-spraying aircraft. The business lines related to the development and certification of electric vertical take-off and landing vehicles (eVTOLs), the creation of a maintenance and services network for eVTOLs and the creation of an air traffic management system for eVTOLs (UAM Business) did not have relevant operations in the Company’s operations for 2021, therefore are being presented as other in the operating segment information.
Consolidated statements of income data by operating segment – year ended December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Revenue	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2	—	4,197.2
Cost of sales and services	(1,263.9)	(488.4)	(923.4)	(827.6)	(34.3)	(3,537.6)	—	(3,537.6)
Gross profit	52.5	106.0	206.7	304.6	(10.2)	659.6	—	659.6
Gross profit %	4.0%	17.8%	18.3%	26.9%	-42.3%	15.7%		15.7%
Operating income (expense)	(57.1)	(89.0)	(76.9)	(143.2)	(23.1)	(389.3)	(69.0)	(458.3)
Operating profit before financial income (expense)	(4.6)	17.0	129.8	161.4	(33.3)	270.3	(69.0)	201.3
Financial income (expense), net							(199.4)	(199.4)
Foreign exchange loss, net							25.5	25.5
Loss before taxes on income								27.4
Income tax expense							(70.9)	(70.9)

Loss for the period								(43.5)

Unallocated items refer to expenses incurred in 2021 as part of the corporate restructuring of the Company and expenses with certain corporate demands not directly related to any operating segment.
Revenue by geographic area - year ended December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
North America	687.6	58.1	807.2	614.0	1.3	2,168.2
Europe	494.5	158.7	229.1	234.4	—	1,116.7
Asia Pacific	3.3	80.8	27.6	97.9	—	209.6
Latin America, except Brazil	—	3.0	4.1	30.7	—	37.8
Brazil	1.8	285.8	62.1	106.1	22.8	478.6
Other	129.2	8.0	—	49.1	—	186.3

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Assets by operating segment - year ended December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Trade accounts receivable	—	32.7	—	152.3	4.0	189.0	—	189.0
Property, plant and equipment	498.2	253.8	344.9	589.7	1.0	1,687.6	—	1,687.6
Intangible assets	1,154.1	11.8	788.0	—	182.7	2,136.6	76.8	2,213.4

Total	1,652.3	298.3	1,132.9	742.0	187.7	4,013.2	76.8	4,090.0

Assets by geographic area - year ended December 31, 2021:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	44.6	49.3	44.0	51.1	189.0
Property, plant and equipment	337.7	305.9	44.4	999.6	1,687.6
Intangible assets	96.6	43.2	—	2,073.6	2,213.4

Total	478.9	398.4	88.4	3,124.3	4,090.0

Consolidated statements of income data by operating segment – year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Revenue	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1	—	3,771.1
Cost of sales and services	(1,086.8)	(549.1)	(886.1)	(751.4)	(20.1)	(3,293.5)	—	(3,293.5)
Gross profit	27.6	104.8	185.4	168.6	(8.8)	477.6	—	477.6
Gross profit %	2.5%	16.0%	17.3%	18.3%	-77.9%	12.7%		12.7%
Operating income (expense)	(300.8)	(72.2)	(95.5)	(240.7)	(22.6)	(731.8)	(69.2)	(801.0)
Operating profit before financial income (expense)	(273.2)	32.6	89.9	(72.1)	(31.4)	(254.2)	(69.2)	(323.4)
Financial income (expense), net							(232.7)	(232.7)
Foreign exchange gain (loss), net							(79.1)	(79.1)
Loss before taxes on income								(635.2)
Income tax benefit (expense)							(93.1)	(93.1)

Loss for the period								(728.3)

Unallocated items refer to expenses incurred by the Company as part of the voluntary dismissal plans for specific group of employees in Brazil and reduction in workforce in 2020.
Revenue by geographic area – year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
North America	858.4	108.8	1,054.4	509.7	1.2	2,532.5
Europe	215.4	108.4	17.1	203.1	—	544.0
Asia Pacific	4.8	81.6	—	75.2	—	161.6
Latin America, except Brazil	0.4	49.2	—	26.4	—	76.0
Brazil	3.0	297.6	—	72.3	10.1	383.0
Other	32.4	8.3	—	33.3	—	74.0

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

Assets by operating segment - year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Trade accounts receivable	2.4	50.5	—	146.0	4.5	203.4	—	203.4
Property, plant and equipment	821.7	216.6	322.2	595.5	—	1,956.0	—	1,956.0
Intangible assets	1,065.5	8.4	750.5	—	155.0	1,979.4	96.2	2,075.6

Total	1,889.6	275.5	1,072.7	741.5	159.5	4,138.8	96.2	4,235.0

Assets by geographic area - year ended December 31, 2020:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	53.9	61.5	5.0	83.0	203.4
Property, plant and equipment	347.6	541.5	42.6	1,024.3	1,956.0
Intangible assets	82.8	27.3	—	1,965.5	2,075.6

Total	484.3	630.3	47.6	3,072.8	4,235.0

Consolidated statements of income data by operating segment – year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total reportable Segments	Unallocated	Total
Revenue	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6	—	5,462.6
Cost of sales and services	(1,971.1)	(539.6)	(1,211.1)	(927.4)	(17.9)	(4,667.1)	—	(4,667.1)
Gross profit	263.3	36.7	185.9	318.3	(8.7)	795.5	—	795.5
Gross profit %	11.8%	6.4%	13.3%	25.6%	-94.6%	14.6%	0.0%	14.6%
Operating income (expense)	(332.2)	(98.7)	(235.2)	(188.3)	(18.1)	(872.5)	—	(872.5)
Operating profit before financial income (expense)	(68.9)	(62.0)	(49.3)	130.0	(26.8)	(77.0)	—	(77.0)
Financial income (expense), net							(116.1)	(116.1)
Foreign exchange gain (loss), net							6.9	6.9
Profit before taxes on income								(186.2)
Income tax expense							(130.3)	(130.3)

Net income								(316.5)

Revenue by geographic area – year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
North America	1,399.8	66.5	1,181.6	697.0	0.7	3,345.6
Europe	508.2	39.0	118.8	257.7	—	923.7
Asia Pacific	256.9	1.8	20.3	98.0	—	377.0
Latin America, except Brazil	17.0	2.7	21.6	35.1	—	76.4
Brazil	0.7	431.8	54.7	107.6	8.5	603.3
Other	51.8	34.5	—	50.3	—	136.6

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6